Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions

8.   RELATED PARTIES

We have entered into an Online Gaming Operations Agreement, Live Dealer Lease, Trademark License Agreement and a Shared Services Agreements (SSA’s) with affiliates. Pursuant to the respective agreements, the parties agree to cooperatively develop and implement joint programs for the procurement and implementation of certain products and services including insurance and risk management, legal, information technology, entertainment, general purchasing, financial planning and accounting, human resources and employee benefit administration, marketing, strategic and tactical business planning, retail and executive management. The SSA’s provide for the reimbursement of expenses if either party incurs costs in excess of its proportional share. We expensed $58 thousand, $69 thousand, $172 thousand and $172 thousand under the agreements for the three months and nine months ended September 30, 2020 and 2019.

On April 27, 2020, we entered into an Online Gaming Operations Agreement with an affiliate, GNAC. The agreement grants us the right to host, manage, control, operate, support and administer online gaming services under GNAC’s operating licenses. The agreement also grants us the right to use the Golden Nugget trademark in connection with our online gaming operations. Under the terms of these agreements, we will pay a monthly royalty equal to 3% of net gaming revenue as defined. The agreements provide for a five-year term and a renewable five-year option. We expensed $0.8 million for the nine months and $0.5 million three months ended September 30, 2020 pursuant to this agreement.

The foregoing agreements were entered into between related parties and were not the result of arm’s-length negotiations. Accordingly, the terms of the transactions may have been more or less favorable than might have been obtained from unaffiliated third parties.

8.   CERTAIN TRANSACTIONS

We have entered into an Online Gaming Operations Agreement, Live Dealer Lease, Trademark License Agreement and a Shared Services Agreements (SSA’s) with affiliates. Pursuant to the respective agreements, the parties agree to cooperatively develop and implement joint programs for the procurement and implementation of certain products and services including insurance and risk management, legal, information technology, entertainment, general purchasing, financial planning and accounting, human resources and employee benefit administration, marketing, strategic and tactical business planning, retail and executive management. The SSA’s provide for the reimbursement of expenses if either party incurs costs in excess of its proportional share. We expensed $250 thousand and $177 thousand under the agreements for the years ended December 31, 2019 and 2018. See Note 9.

The foregoing agreements were entered into between related parties and were not the result of arm’s-length negotiations. Accordingly, the terms of the transactions may have been more or less favorable than might have been obtained from unaffiliated third parties.

Landcadia Holdings II, Inc
Related Party Transactions

5.    Related Party Transactions

Founders Shares

The Founders Shares are identical to the Public Shares except that the Founders Shares are subject to certain transfer restrictions and automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one basis, subject to adjustment pursuant to certain anti-dilution rights. The initial stockholders collectively own 20% of the Company’s issued and outstanding shares of common stock after the Public Offering.

The holders of the Founders Shares have agreed not to transfer, assign or sell any of their Founders Shares until one year after the completion of the Business Combination, or earlier if, subsequent to the Business Combination, (i) the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock Up Period”). In connection with the closing of the proposed business combination with GNOG (the "Closing"), the parties are expected to enter into the Lock Up Amendment (as defined below), which will amend the Letter Agreement (as defined below) to provide for an additional acceleration event to the Lock Up Period based on the Company's common stock equaling or exceeding $15.00 per share for a period of 60 days following the Closing. See Note 6 for further information on the Lock Up Amendment.

The Founders Shares will automatically convert into shares of Class A common stock concurrently with or immediately following the consummation of the Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founders Shares will equal, in the aggregate, 20% of the total number of all shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by public stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial business combination, excluding any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the Business Combination and any private placement-equivalent warrants issued to the Sponsors, officers or directors upon conversion of working capital loans; provided that such conversion of Founders Shares will never occur on a less than one-for-one basis.

Sponsor Warrants

In conjunction with the Public Offering that closed on May 9, 2019 the Sponsors purchased an aggregate of 5,883,333 Sponsor Warrants at a price of $1.50 per warrant ($8,825,000 in the aggregate) in the Private Placement. A portion of the purchase price of the Sponsor Warrants was added to the proceeds from the Public Offering to be held in the Trust Account such that at closing of the Public Offering, $316,250,000 was placed in the Trust Account.

Each Sponsor Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees. If the Sponsor Warrants are held by someone other than the initial purchasers of the Sponsor Warrants or their permitted transferees, the Sponsor Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the warrants included in the Units being sold in the Public Offering. Otherwise, the Sponsor Warrants have terms and provisions that are identical to those of the Public Warrants except that the Sponsor Warrants may be exercised on a cashless basis. If the Company does not complete the Business Combination, then the proceeds will be part of the liquidating distribution to the public stockholders and the Sponsor Warrants issued to the Sponsors will expire worthless.

On June 12, 2019, FEI assigned and transferred all of the 2,941,667 Sponsor Warrants and 4,090,625 Founders Shares held by it to Tilman J. Fertitta for the same prices originally paid by FEI for such securities ($4,412,500 and $10,000, respectively). In connection with such transfer, Mr. Fertitta entered into the registration rights agreement entered into by the Sponsors and the Company in connection with the Public Offering, which registration rights are described below.

Registration Rights

The holders of the Founders Shares, Sponsor Warrants, shares of Class A common stock issuable upon conversion of the Founders Shares, Sponsor Warrants or Working Capital Loans will be entitled to registration rights. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. Notwithstanding the foregoing, JFG may not exercise its demand and “piggyback” registration rights after five and seven years, respectively after the effective date of the registration statement relating to the Public Offering and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Commissions

Jefferies LLC is the underwriter of the Public Offering, and its indirect parent, JFG, beneficially owns 48.3% of the Founders Shares. Jefferies LLC received all of the underwriting discount that was due at the closing of the Public Offering, and will receive the additional Deferred Discount payable from the Trust Account upon completion of the Business Combination. See Note 4 for further information regarding underwriting commissions.

Administrative Services Agreement

The Company entered into an administrative services agreement in which the Company will pay FEI for office space, utilities and secretarial and administrative support, in an amount equal to $10,000 per month ending on the earlier of the completion of a Business Combination or May 9, 2021, if the Company is unable to complete the Business Combination. The Company has  incurred and paid administrative services fees of $30,000 in both the three months ended September 30, 2020 and 2019, and $90,000 and $80,000 for the nine months ended September 30, 2020 and 2019,  respectively.

Sponsor Indemnification

The Sponsors have agreed that they will be jointly and severally liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable; provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act.

Sponsor Loans

On February 14, 2019, the Sponsors agreed to loan the Company up to an aggregate of $300,000 by the issuance of unsecured promissory notes to cover expenses related to the Public Offering. These loans of $83,470 were repaid in full on May 14, 2019.

In addition, the Sponsors will not be prohibited from loaning the Company funds in order to finance transaction costs in connection with the Business Combination. Up to $1,500,000 of these loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Sponsor Warrants. The terms of such loans have not been determined and no written agreements exist with respect to such loans. See Note 4 for the terms of the warrants.

5.    Related Party Transactions

Founders Shares

The Founders Shares are identical to the Public Shares except that the Founders Shares are subject to certain transfer restrictions  and automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one basis, subject to adjustment pursuant to certain anti-dilution rights. The initial stockholders collectively own 20% of the Company’s issued and outstanding shares of common stock after the Public Offering.

The holders of the Founders Shares have agreed not to transfer, assign or sell any of their Founders Shares until one year after the completion of the Business Combination, or earlier if, subsequent to the Business Combination, (i) the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock Up Period”).

The Founders Shares will automatically convert into shares of Class A common stock concurrently with or immediately following the consummation of the Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founders Shares will equal, in the aggregate, 20% of the total number of all shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by public stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the Business Combination and any private placement-equivalent warrants issued to the Sponsors, officers or directors upon conversion of working capital loans; provided that such conversion of Founders Shares will never occur on a less than one-for-one basis.

Sponsor Warrants

In conjunction with the Public Offering that closed on May 9, 2019 the Sponsors purchased an aggregate of 5,883,333 Sponsor Warrants at a price of $1.50 per warrant ($8,825,000 in the aggregate) in the Private Placement. A portion of the purchase price of the Sponsor Warrants was added to the proceeds from the Public Offering to be held in the Trust Account such that at closing of the Public Offering, $316,250,000 was placed in the Trust Account.

Each Sponsor Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees. If the Sponsor Warrants are held by someone other than the initial purchasers of the Sponsor Warrants or their permitted transferees, the Sponsor Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the warrants included in the Units being sold in the Public Offering. Otherwise, the Sponsor Warrants have terms and provisions that are identical to those of the Public Warrants except that the Sponsor Warrants may be exercised on a cashless basis. If the Company does not complete the Business Combination, then the proceeds will be part of the liquidating distribution to the public stockholders and the Sponsor Warrants issued to the Sponsors will expire worthless.

On June 12, 2019, FEI assigned and transferred all of the 2,941,667 Sponsor Warrants and 4,090,625 Founders Shares held by it to Tilman J. Fertitta for the same prices originally paid by FEI for such securities ($4,412,500 and $10,000, respectively). In connection with such transfer, Mr. Fertitta entered into the registration rights agreement entered into by the Sponsors and the Company in connection with the Public Offering, which registration rights are described below.

Registration Rights

The holders of the Founders Shares, Sponsor Warrants, shares of Class A common stock issuable upon conversion of the Founders Shares, Sponsor Warrants or Working Capital Loans will be entitled to registration rights. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. Notwithstanding the foregoing, JFG may not exercise its demand and “piggyback” registration rights after five and seven years, respectively after the effective date of the registration statement relating to the Public Offering and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Commissions

Jefferies LLC is the underwriter of the Public Offering, and its indirect parent, JFG, beneficially owns 48.3% of the Founders Shares.  Jefferies LLC received all of the underwriting discount that was due at the closing of the Public Offering, and will receive the additional Deferred Discount payable from the Trust Account upon completion of the Business Combination.  See Note 4 for further information regarding underwriting commissions.

Administrative Services Agreement

The Company entered into an administrative services agreement in which the Company will pay FEI for office space, utilities and secretarial and administrative support, in an amount equal to $10,000 per month ending on the earlier of the completion of a Business Combination or May 9, 2021, if the Company is unable to complete the Business Combination. The Company has recorded administrative services fees of $110,000 as of December 31, 2019.

Sponsor Indemnification

The Sponsors have agreed that they will be jointly and severally liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable; provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act.

Sponsor Loans

On February 14, 2019, the Sponsors agreed to loan the Company up to an aggregate of $300,000 by the issuance of unsecured promissory notes to cover expenses related to the Public Offering. These loans of $83,470 were repaid in full on May 14, 2019.

In addition, the Sponsors will not be prohibited from loaning the Company funds in order to finance transaction costs in connection with the Business Combination. Up to $1,500,000 of these loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Sponsor Warrants. The terms of such loans have not been determined and no written agreements exist with respect to such loans. See Note 4 for the terms of the warrants.